American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income ETF (AVIG)
May 31, 2023

Avantis Core Fixed Income ETF - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Principal Amount ($)/ Shares	Value ($)
CORPORATE BONDS — 61.3%
Aerospace and Defense — 1.8%
Boeing Co., 2.20%, 2/4/26	600,000	558,514
Boeing Co., 2.80%, 3/1/27	25,000	22,930
Boeing Co., 5.15%, 5/1/30	1,250,000	1,240,315
Boeing Co., 3.60%, 5/1/34	200,000	169,693
General Dynamics Corp., 4.25%, 4/1/40	1,170,000	1,071,647
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	1,024,000	947,402
Lockheed Martin Corp., 3.55%, 1/15/26	338,000	330,919
Lockheed Martin Corp., 3.90%, 6/15/32	88,000	83,165
Lockheed Martin Corp., 5.25%, 1/15/33(1)	2,100,000	2,185,511
Lockheed Martin Corp., 4.50%, 5/15/36	310,000	302,844
Precision Castparts Corp., 3.25%, 6/15/25	351,000	340,880
Raytheon Technologies Corp., 3.50%, 3/15/27	65,000	62,314
Textron, Inc., 3.65%, 3/15/27	61,000	58,127
Textron, Inc., 2.45%, 3/15/31	489,000	408,871
		7,783,132
Air Freight and Logistics — 0.5%
United Parcel Service, Inc., 3.40%, 3/15/29	1,410,000	1,344,925
United Parcel Service, Inc., 4.875%, 11/15/40	710,000	694,715
		2,039,640
Automobile Components — 0.1%
BorgWarner, Inc., 2.65%, 7/1/27	560,000	513,003
Automobiles — 0.8%
American Honda Finance Corp., 1.00%, 9/10/25	100,000	91,785
American Honda Finance Corp., 2.35%, 1/8/27	802,000	742,839
General Motors Co., 4.20%, 10/1/27	322,000	307,368
General Motors Financial Co., Inc., 5.10%, 1/17/24	44,000	43,840
General Motors Financial Co., Inc., 3.95%, 4/13/24	150,000	147,673
General Motors Financial Co., Inc., 2.35%, 1/8/31	90,000	70,425
Toyota Motor Credit Corp., 3.05%, 3/22/27	400,000	378,131
Toyota Motor Credit Corp., 2.15%, 2/13/30	100,000	86,419
Toyota Motor Credit Corp., 3.375%, 4/1/30	630,000	583,757
Toyota Motor Credit Corp., 1.65%, 1/10/31	1,011,000	818,041
		3,270,278
Banks — 8.2%
African Development Bank, 0.875%, 7/22/26	1,063,000	959,752
Asian Development Bank, 2.625%, 1/30/24	611,000	600,125
Asian Development Bank, 0.375%, 6/11/24	521,000	496,678
Asian Development Bank, 0.625%, 10/8/24	1,072,000	1,013,293
Asian Development Bank, 2.375%, 8/10/27	90,000	84,656
Asian Infrastructure Investment Bank, 0.25%, 9/29/23	686,000	674,355
Asian Infrastructure Investment Bank, 2.25%, 5/16/24	1,450,000	1,409,416
Asian Infrastructure Investment Bank, 0.50%, 5/28/25	1,024,000	943,614
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	375,000	369,011
Asian Infrastructure Investment Bank, 4.00%, 1/18/28	750,000	747,381
Bank of America Corp., 5.875%, 2/7/42	910,000	958,952
Bank of Montreal, Series E, 3.30%, 2/5/24	735,000	723,257
Bank of Nova Scotia, 3.40%, 2/11/24	163,000	160,206
Canadian Imperial Bank of Commerce, 3.10%, 4/2/24	465,000	455,905

Citigroup, Inc., 3.20%, 10/21/26	2,200,000	2,066,917
Council Of Europe Development Bank, 2.50%, 2/27/24	121,000	118,490
Council Of Europe Development Bank, 0.25%, 10/20/23	126,000	123,500
Council Of Europe Development Bank, 0.875%, 9/22/26(1)	214,000	192,474
Discover Bank, 4.65%, 9/13/28	600,000	558,521
European Bank for Reconstruction & Development, 0.50%, 5/19/25	215,000	198,779
European Bank for Reconstruction & Development, 0.50%, 1/28/26	100,000	90,666
European Investment Bank, 2.625%, 3/15/24	130,000	127,435
European Investment Bank, 2.25%, 6/24/24	268,000	260,438
European Investment Bank, 4.875%, 2/15/36	291,000	318,311
Export Development Canada, 2.625%, 2/21/24	300,000	294,370
Inter-American Development Bank, 0.25%, 11/15/23	100,000	97,662
Inter-American Development Bank, 0.625%, 7/15/25	588,000	544,677
Inter-American Development Bank, 2.00%, 7/23/26	740,000	693,462
Inter-American Development Bank, 2.375%, 7/7/27	227,000	213,253
Inter-American Development Bank, 3.125%, 9/18/28	518,000	498,402
International Bank for Reconstruction & Development, 2.50%, 3/19/24	350,000	342,592
International Bank for Reconstruction & Development, 0.75%, 11/24/27	1,140,000	992,103
International Bank for Reconstruction & Development, 0.875%, 5/14/30	524,000	429,102
International Finance Corp., 2.875%, 7/31/23	600,000	597,440
JPMorgan Chase & Co., 5.50%, 10/15/40	1,359,000	1,373,864
Kreditanstalt fuer Wiederaufbau, 0.25%, 10/19/23	47,000	46,084
Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	300,000	288,648
Kreditanstalt fuer Wiederaufbau, 1.25%, 1/31/25	791,000	748,152
Kreditanstalt fuer Wiederaufbau, 2.00%, 5/2/25	667,000	636,559
Landwirtschaftliche Rentenbank, 2.00%, 1/13/25(1)	1,333,000	1,277,017
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	586,000	541,290
Lloyds Banking Group Plc, 4.55%, 8/16/28	60,000	57,777
Mitsubishi UFJ Financial Group, Inc., 2.05%, 7/17/30	120,000	98,019
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	1,332,000	1,262,811
PNC Financial Services Group, Inc., 3.15%, 5/19/27	1,000,000	931,986
Santander Holdings USA, Inc., 4.50%, 7/17/25	200,000	193,656
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	444,000	441,387
Sumitomo Mitsui Financial Group, Inc., 1.40%, 9/17/26	150,000	132,664
Sumitomo Mitsui Financial Group, Inc., 3.45%, 1/11/27	175,000	165,329
Toronto-Dominion Bank, 0.75%, 1/6/26	672,000	601,527
Toronto-Dominion Bank, 4.11%, 6/8/27	1,494,000	1,438,541
US Bancorp, 3.95%, 11/17/25	640,000	617,194
US Bancorp, 3.90%, 4/26/28	525,000	496,051
US Bancorp, 1.375%, 7/22/30	1,000,000	760,794
Wells Fargo & Co., 3.55%, 9/29/25	1,087,000	1,049,784
Wells Fargo & Co., 3.00%, 10/23/26	1,019,000	951,165
Westpac Banking Corp., 2.70%, 8/19/26	300,000	281,328
Westpac Banking Corp., 3.35%, 3/8/27	1,890,000	1,798,813
Westpac Banking Corp., 3.40%, 1/25/28(1)	712,000	676,258
		35,221,893
Beverages — 1.7%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	1,000,000	980,138
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/28	211,000	206,624
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	322,000	419,818
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40	375,000	344,210
Brown-Forman Corp., 4.75%, 4/15/33	500,000	501,570
Coca-Cola Co., 3.45%, 3/25/30	729,000	694,402
Coca-Cola Co., 1.375%, 3/15/31	973,000	785,548

Keurig Dr Pepper, Inc., 2.55%, 9/15/26	60,000	55,734
Keurig Dr Pepper, Inc., 3.20%, 5/1/30	619,000	560,557
Molson Coors Beverage Co., 3.00%, 7/15/26	1,328,000	1,251,177
PepsiCo, Inc., 3.00%, 10/15/27	875,000	833,185
PepsiCo, Inc., 1.625%, 5/1/30	792,000	661,608
		7,294,571
Biotechnology — 0.5%
AbbVie, Inc., 3.20%, 11/21/29	272,000	247,000
AbbVie, Inc., 4.50%, 5/14/35	1,953,000	1,853,915
Amgen, Inc., 3.15%, 2/21/40	60,000	45,216
		2,146,131
Broadline Retail — 0.3%
Amazon.com, Inc., 5.20%, 12/3/25	700,000	710,292
Amazon.com, Inc., 1.20%, 6/3/27	600,000	532,913
		1,243,205
Capital Markets — 1.8%
Bank of New York Mellon Corp., 1.05%, 10/15/26	305,000	267,401
Bank of New York Mellon Corp., 3.85%, 4/28/28	1,070,000	1,030,718
Bank of New York Mellon Corp., 3.85%, 4/26/29	625,000	592,027
BlackRock, Inc., 3.25%, 4/30/29	250,000	236,605
Brookfield Finance, Inc., 3.90%, 1/25/28	750,000	702,182
Charles Schwab Corp., 3.20%, 3/2/27	100,000	91,886
Franklin Resources, Inc., 1.60%, 10/30/30	649,000	511,237
Goldman Sachs Group, Inc., 3.85%, 1/26/27	1,950,000	1,874,406
Intercontinental Exchange, Inc., 4.00%, 9/15/27	212,000	208,389
Intercontinental Exchange, Inc., 4.35%, 6/15/29	135,000	132,833
Intercontinental Exchange, Inc., 4.60%, 3/15/33	200,000	195,627
Morgan Stanley, 7.25%, 4/1/32	1,550,000	1,783,975
S&P Global, Inc., 2.95%, 1/22/27	75,000	71,233
		7,698,519
Chemicals — 2.7%
CF Industries, Inc., 5.15%, 3/15/34	2,000,000	1,898,918
Dow Chemical Co., 4.80%, 11/30/28	888,000	882,911
DuPont de Nemours, Inc., 5.32%, 11/15/38	1,964,000	1,935,474
Eastman Chemical Co., 3.80%, 3/15/25	1,857,000	1,799,704
Linde, Inc., 3.20%, 1/30/26	80,000	77,797
LYB International Finance III LLC, 5.625%, 5/15/33	850,000	849,817
Mosaic Co., 4.05%, 11/15/27	25,000	23,947
Mosaic Co., 5.45%, 11/15/33	1,985,000	1,932,948
Nutrien Ltd., 2.95%, 5/13/30	651,000	570,477
RPM International, Inc., 4.55%, 3/1/29	858,000	811,162
Westlake Corp., 3.60%, 8/15/26	120,000	114,311
Westlake Corp., 3.375%, 6/15/30	671,000	587,882
		11,485,348
Commercial Services and Supplies†
Waste Management, Inc., 1.15%, 3/15/28	50,000	42,618
Construction and Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/1/30	1,060,000	900,115
Construction Materials — 0.1%
Martin Marietta Materials, Inc., 3.50%, 12/15/27	270,000	256,223
Consumer Finance — 0.2%
Capital One Financial Corp., 3.80%, 1/31/28	1,000,000	927,277
Discover Financial Services, 6.70%, 11/29/32	30,000	31,109
		958,386

Consumer Staples Distribution & Retail — 1.5%
Dollar Tree, Inc., 4.20%, 5/15/28	1,914,000	1,841,083
Target Corp., 2.65%, 9/15/30	1,000,000	880,570
Target Corp., 6.50%, 10/15/37	2,060,000	2,368,500
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	158,000	150,015
Walgreens Boots Alliance, Inc., 3.20%, 4/15/30(1)	333,000	288,655
Walmart, Inc., 2.85%, 7/8/24	500,000	488,954
Walmart, Inc., 3.55%, 6/26/25	322,000	316,489
		6,334,266
Containers and Packaging — 0.2%
Sonoco Products Co., 2.85%, 2/1/32	494,000	412,369
WRKCo, Inc., 3.375%, 9/15/27	68,000	63,206
WRKCo, Inc., 4.90%, 3/15/29	358,000	349,639
		825,214
Diversified Consumer Services — 0.1%
Novant Health, Inc., 2.64%, 11/1/36	400,000	306,264
Diversified REITs — 0.8%
Boston Properties LP, 3.65%, 2/1/26	250,000	231,680
Boston Properties LP, 2.55%, 4/1/32	60,000	44,243
Essex Portfolio LP, 3.875%, 5/1/24	85,000	83,267
Prologis LP, 2.25%, 4/15/30	1,160,000	988,147
Simon Property Group LP, 4.75%, 3/15/42	1,500,000	1,300,207
Ventas Realty LP, 3.50%, 2/1/25	415,000	398,361
Ventas Realty LP, 4.75%, 11/15/30	300,000	285,235
		3,331,140
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 4.50%, 5/15/35	1,585,000	1,461,506
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	1,645,000	1,981,250
Verizon Communications, Inc., 3.15%, 3/22/30	65,000	58,158
Verizon Communications, Inc., 2.55%, 3/21/31	1,000,000	837,817
Verizon Communications, Inc., 4.50%, 8/10/33	242,000	228,781
Verizon Communications, Inc., 4.40%, 11/1/34	1,310,000	1,214,663
		5,782,175
Electric Utilities — 4.4%
American Electric Power Co., Inc., 5.95%, 11/1/32	950,000	993,051
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	100,000	94,638
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33(1)	831,000	957,456
Commonwealth Edison Co., 5.90%, 3/15/36	2,150,000	2,278,393
DTE Electric Co., 2.25%, 3/1/30	1,024,000	877,045
DTE Electric Co., Series C, 2.625%, 3/1/31	361,000	309,747
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	1,531,000	1,625,077
Duke Energy Florida LLC, 3.80%, 7/15/28	290,000	279,841
Duke Energy Ohio, Inc., 2.125%, 6/1/30	210,000	175,366
Enel Americas SA, 4.00%, 10/25/26	85,000	82,243
Entergy Arkansas LLC, 4.00%, 6/1/28	623,000	601,373
Entergy Louisiana LLC, 2.40%, 10/1/26	686,000	633,894
Entergy Louisiana LLC, 3.05%, 6/1/31	302,000	264,530
IPALCO Enterprises, Inc., 4.25%, 5/1/30	538,000	487,825
MidAmerican Energy Co., 6.75%, 12/30/31	1,251,000	1,423,593
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	2,100,000	1,745,654
Northern States Power Co., 6.25%, 6/1/36	1,385,000	1,512,841
PacifiCorp, 2.70%, 9/15/30	90,000	78,882
PPL Electric Utilities Corp., 6.25%, 5/15/39	1,163,000	1,272,826
Puget Energy, Inc., 2.38%, 6/15/28	489,000	427,855

Puget Energy, Inc., 4.10%, 6/15/30	307,000	283,229
Union Electric Co., 2.95%, 3/15/30	2,172,000	1,943,641
Virginia Electric & Power Co., Series A, 3.50%, 3/15/27	13,000	12,451
Wisconsin Power & Light Co., 3.00%, 7/1/29	422,000	382,047
		18,743,498
Electronic Equipment, Instruments and Components — 0.4%
Flex Ltd., 3.75%, 2/1/26	50,000	47,694
Jabil, Inc., 3.00%, 1/15/31	400,000	335,612
Trimble, Inc., 4.90%, 6/15/28	500,000	494,112
Tyco Electronics Group SA, 3.125%, 8/15/27	973,000	911,673
		1,789,091
Energy Equipment and Services — 0.1%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/27	317,000	296,907
Schlumberger Investment SA, 2.65%, 6/26/30	417,000	367,779
		664,686
Entertainment†
Netflix, Inc., 4.875%, 4/15/28	245,000	243,248
Financial Services — 0.6%
Fidelity National Information Services, Inc., 1.15%, 3/1/26	250,000	224,145
Fidelity National Information Services, Inc., 2.25%, 3/1/31	588,000	471,956
Fidelity National Information Services, Inc., 3.10%, 3/1/41	30,000	20,661
Global Payments, Inc., 2.90%, 5/15/30	60,000	50,643
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	272,000	257,000
National Rural Utilities Cooperative Finance Corp., 5.80%, 1/15/33	1,550,000	1,637,758
		2,662,163
Food Products — 1.9%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	2,383,000	2,210,617
Archer-Daniels-Midland Co., 4.50%, 8/15/33	1,000,000	982,543
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	220,000	208,026
Campbell Soup Co., 4.15%, 3/15/28	659,000	640,478
Conagra Brands, Inc., 5.30%, 11/1/38	1,420,000	1,361,395
General Mills, Inc., 4.20%, 4/17/28	569,000	557,905
Ingredion, Inc., 2.90%, 6/1/30	959,000	830,342
Kraft Heinz Foods Co., 5.00%, 6/4/42	603,000	562,524
Mondelez International, Inc., 1.50%, 2/4/31	1,321,000	1,044,495
		8,398,325
Gas Utilities — 0.1%
Southern California Gas Co., 2.55%, 2/1/30	518,000	449,570
Ground Transportation — 0.9%
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	500,000	525,506
Canadian National Railway Co., 6.25%, 8/1/34	908,000	1,013,112
CSX Corp., 4.10%, 11/15/32	600,000	570,831
Norfolk Southern Corp., 3.15%, 6/1/27	125,000	118,345
Norfolk Southern Corp., 3.80%, 8/1/28	153,000	147,176
Ryder System, Inc., 5.65%, 3/1/28	300,000	302,768
Union Pacific Corp., 3.70%, 3/1/29	1,110,000	1,070,340
Union Pacific Corp., 4.50%, 1/20/33	25,000	24,678
		3,772,756
Health Care Equipment and Supplies — 0.3%
Edwards Lifesciences Corp., 4.30%, 6/15/28	1,233,000	1,215,093
Smith & Nephew PLC, 2.03%, 10/14/30	248,000	200,012
		1,415,105
Health Care Providers and Services — 2.1%
Aetna, Inc., 6.75%, 12/15/37	1,200,000	1,305,573

Cigna Group, 5.40%, 3/15/33	400,000	408,190
Cigna Group, 4.80%, 8/15/38	600,000	564,154
Cigna Group, 3.20%, 3/15/40	938,000	716,855
CVS Health Corp., 2.875%, 6/1/26	25,000	23,656
CVS Health Corp., 5.25%, 2/21/33	850,000	852,588
HCA, Inc., 5.25%, 6/15/26	600,000	596,057
HCA, Inc., 4.50%, 2/15/27	425,000	414,554
HCA, Inc., 5.625%, 9/1/28	140,000	141,103
HCA, Inc., 4.125%, 6/15/29	1,266,000	1,175,945
Humana, Inc., 2.15%, 2/3/32	60,000	47,758
UnitedHealth Group, Inc., 5.25%, 2/15/28	1,075,000	1,107,233
UnitedHealth Group, Inc., 6.50%, 6/15/37	1,460,000	1,640,865
		8,994,531
Health Care REITs — 0.2%
Welltower OP LLC, 4.25%, 4/1/26	791,000	771,721
Welltower OP LLC, 2.70%, 2/15/27	60,000	54,775
		826,496
Hotels, Restaurants and Leisure — 0.9%
Expedia Group, Inc., 4.625%, 8/1/27	130,000	126,712
Expedia Group, Inc., 3.25%, 2/15/30	1,562,000	1,353,428
Hyatt Hotels Corp., 4.85%, 3/15/26	60,000	59,159
Marriott International, Inc., 3.60%, 4/15/24	195,000	192,392
McDonald's Corp., 4.70%, 12/9/35	522,000	508,906
McDonald's Corp., 3.70%, 2/15/42	250,000	201,940
Starbucks Corp., 4.00%, 11/15/28	1,511,000	1,465,502
		3,908,039
Household Durables — 0.2%
Lennar Corp., 5.875%, 11/15/24	306,000	306,551
Lennar Corp., 5.25%, 6/1/26	200,000	199,917
Lennar Corp., 5.00%, 6/15/27	546,000	538,587
		1,045,055
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp., 1.375%, 1/15/26	365,000	325,725
Industrial Conglomerates — 1.1%
3M Co., 5.70%, 3/15/37(1)	1,000,000	1,027,980
Honeywell International, Inc., 5.00%, 2/15/33	775,000	798,347
Honeywell International, Inc., 5.70%, 3/15/37	2,590,000	2,790,390
		4,616,717
Insurance — 1.5%
Athene Holding Ltd., 4.125%, 1/12/28	444,000	411,187
Chubb INA Holdings, Inc., 3.15%, 3/15/25	1,819,000	1,765,538
First American Financial Corp., 4.00%, 5/15/30	66,000	58,355
Hartford Financial Services Group, Inc., 2.80%, 8/19/29	105,000	91,581
MetLife, Inc., 3.60%, 11/13/25	812,000	789,028
Principal Financial Group, Inc., 6.05%, 10/15/36	1,750,000	1,815,961
Progressive Corp., 2.45%, 1/15/27	151,000	140,149
Prudential Funding Asia PLC, 3.125%, 4/14/30	1,019,000	908,319
Willis North America, Inc., 4.50%, 9/15/28	500,000	477,005
		6,457,123
IT Services — 0.5%
International Business Machines Corp., 1.95%, 5/15/30	1,659,000	1,381,694
Leidos, Inc., 4.375%, 5/15/30	964,000	881,253
		2,262,947

Leisure Products — 0.1%
Hasbro, Inc., 3.50%, 9/15/27	521,000	490,549
Machinery — 1.4%
ABB Finance USA, Inc., 3.80%, 4/3/28	106,000	104,129
Caterpillar Financial Services Corp., 1.10%, 9/14/27	100,000	86,771
Caterpillar, Inc., 5.20%, 5/27/41	850,000	882,847
IDEX Corp., 3.00%, 5/1/30	277,000	239,186
John Deere Capital Corp., 3.05%, 1/6/28	436,000	413,085
John Deere Capital Corp., 4.75%, 1/20/28	30,000	30,320
Oshkosh Corp., 4.60%, 5/15/28	858,000	836,677
Parker-Hannifin Corp., 4.20%, 11/21/34	583,000	538,594
Stanley Black & Decker, Inc., 6.00%, 3/6/28	2,250,000	2,304,650
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	500,000	474,692
		5,910,951
Media — 1.1%
Comcast Corp., 2.65%, 2/1/30	1,923,000	1,696,525
Comcast Corp., 4.25%, 10/15/30	300,000	290,924
Comcast Corp., 3.20%, 7/15/36	60,000	49,609
Comcast Corp., 3.90%, 3/1/38	500,000	436,155
Fox Corp., 5.48%, 1/25/39	2,140,000	1,983,838
Interpublic Group of Cos., Inc., 4.75%, 3/30/30	222,000	216,022
		4,673,073
Metals and Mining — 0.7%
BHP Billiton Finance USA Ltd., 4.90%, 2/28/33	1,000,000	1,004,478
Kinross Gold Corp., 4.50%, 7/15/27	95,000	92,661
Newmont Corp., 5.875%, 4/1/35	1,000,000	1,038,042
Steel Dynamics, Inc., 3.25%, 1/15/31	1,000,000	869,498
		3,004,679
Multi-Utilities — 0.7%
Consumers Energy Co., 4.625%, 5/15/33	1,412,000	1,393,235
Dominion Energy, Inc., 4.25%, 6/1/28	150,000	144,944
San Diego Gas & Electric Co., 1.70%, 10/1/30	1,625,000	1,313,574
		2,851,753
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	350,000	302,826
Oil, Gas and Consumable Fuels — 6.3%
Boardwalk Pipelines LP, 5.95%, 6/1/26	225,000	228,951
Boardwalk Pipelines LP, 4.80%, 5/3/29	930,000	900,436
BP Capital Markets America, Inc., 3.63%, 4/6/30	948,000	890,865
BP Capital Markets PLC, 3.28%, 9/19/27	370,000	352,870
Burlington Resources LLC, 7.40%, 12/1/31	130,000	151,242
Canadian Natural Resources Ltd., 2.95%, 7/15/30	598,000	517,548
Canadian Natural Resources Ltd., 5.85%, 2/1/35	500,000	489,396
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	1,496,000	1,484,460
Chevron USA, Inc., 6.00%, 3/1/41	2,250,000	2,473,854
ConocoPhillips, 6.50%, 2/1/39	200,000	229,003
ConocoPhillips Co., 2.40%, 3/7/25	36,000	34,548
Continental Resources, Inc., 4.375%, 1/15/28	530,000	498,606
Devon Energy Corp., 5.25%, 9/15/24	275,000	274,017
Devon Energy Corp., 4.50%, 1/15/30	884,000	831,949
Diamondback Energy, Inc., 3.125%, 3/24/31	110,000	93,831
Enbridge, Inc., 3.125%, 11/15/29	592,000	530,766
Energy Transfer LP, 4.95%, 5/15/28	530,000	517,923
Equinor ASA, 3.70%, 3/1/24	509,000	502,621

Equinor ASA, 2.875%, 4/6/25	1,199,000	1,158,744
Equinor ASA, 7.25%, 9/23/27	334,000	371,132
Exxon Mobil Corp., 2.61%, 10/15/30	2,056,000	1,813,352
Hess Corp., 4.30%, 4/1/27(1)	735,000	712,366
Hess Corp., 7.875%, 10/1/29	521,000	581,314
Hess Corp., 5.60%, 2/15/41	750,000	707,458
Kinder Morgan, Inc., 5.30%, 12/1/34	705,000	677,056
Marathon Petroleum Corp., 4.70%, 5/1/25	540,000	533,264
MPLX LP, 2.65%, 8/15/30	1,281,000	1,073,029
Phillips 66, 3.90%, 3/15/28	484,000	464,589
Pioneer Natural Resources Co., 1.90%, 8/15/30	1,663,000	1,352,100
Plains All American Pipeline LP / PAA Finance Corp., 4.50%, 12/15/26	250,000	241,785
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	390,000	385,600
Shell International Finance BV, 3.25%, 5/11/25	277,000	269,968
Shell International Finance BV, 2.75%, 4/6/30	2,163,000	1,935,543
TotalEnergies Capital International SA, 2.43%, 1/10/25	219,000	210,430
TransCanada PipeLines Ltd., 4.25%, 5/15/28	216,000	207,361
Valero Energy Corp., 6.625%, 6/15/37	893,000	961,979
Valero Energy Partners LP, 4.50%, 3/15/28	793,000	775,118
Williams Cos., Inc., 4.00%, 9/15/25	1,657,000	1,611,603
Williams Cos., Inc., 2.60%, 3/15/31	60,000	49,669
		27,096,346
Passenger Airlines — 0.2%
Southwest Airlines Co., 5.125%, 6/15/27	452,000	450,168
Southwest Airlines Co., 2.625%, 2/10/30	677,000	571,912
		1,022,080
Personal Care Products — 0.2%
Unilever Capital Corp., 3.25%, 3/7/24	245,000	241,257
Unilever Capital Corp., 5.90%, 11/15/32	770,000	847,337
		1,088,594
Pharmaceuticals — 1.8%
Astrazeneca Finance LLC, 2.25%, 5/28/31	672,000	571,668
AstraZeneca PLC, 4.00%, 1/17/29	949,000	930,261
Bristol-Myers Squibb Co., 1.45%, 11/13/30	734,000	592,599
Bristol-Myers Squibb Co., 2.95%, 3/15/32	500,000	442,335
Eli Lilly & Co., 3.375%, 3/15/29	310,000	294,542
Johnson & Johnson, 0.55%, 9/1/25	40,000	36,799
Johnson & Johnson, 2.90%, 1/15/28	484,000	460,820
Merck & Co., Inc., 0.75%, 2/24/26	520,000	473,582
Merck & Co., Inc., 3.40%, 3/7/29	924,000	881,295
Novartis Capital Corp., 3.10%, 5/17/27	307,000	294,979
Royalty Pharma PLC, 2.20%, 9/2/30	1,088,000	878,481
Sanofi, 3.625%, 6/19/28	751,000	733,413
Wyeth LLC, 5.95%, 4/1/37	900,000	990,479
		7,581,253
Professional Services — 0.2%
Verisk Analytics, Inc., 4.125%, 3/15/29	944,000	906,518
Residential REITs — 1.0%
American Homes 4 Rent LP, 4.25%, 2/15/28	761,000	714,570
AvalonBay Communities, Inc., 3.20%, 1/15/28	726,000	673,437
Camden Property Trust, 2.80%, 5/15/30	1,075,000	932,268
UDR, Inc., 2.10%, 8/1/32	1,423,000	1,092,287
UDR, Inc., 1.90%, 3/15/33	1,000,000	737,770
		4,150,332

Retail REITs — 0.2%
Kimco Realty OP LLC, 2.80%, 10/1/26	400,000	367,822
Kimco Realty OP LLC, 1.90%, 3/1/28	222,000	189,410
Realty Income Corp., 3.65%, 1/15/28(1)	232,000	218,532
Realty Income Corp., 2.85%, 12/15/32	90,000	73,887
		849,651
Semiconductors and Semiconductor Equipment — 2.6%
Broadcom, Inc., 4.30%, 11/15/32	1,213,000	1,103,560
Broadcom, Inc., 2.60%, 2/15/33(2)	741,000	576,693
Broadcom, Inc., 4.93%, 5/15/37(2)	30,000	27,005
Intel Corp., 4.15%, 8/5/32	550,000	522,398
Intel Corp., 5.20%, 2/10/33	1,200,000	1,207,847
KLA Corp., 4.65%, 7/15/32(1)	575,000	574,988
Lam Research Corp., 3.75%, 3/15/26	858,000	840,017
Marvell Technology, Inc., 2.95%, 4/15/31	1,049,000	879,967
Micron Technology, Inc., 4.19%, 2/15/27	897,000	864,646
NVIDIA Corp., 2.85%, 4/1/30	2,653,000	2,426,543
NXP BV / NXP Funding LLC, 5.55%, 12/1/28	504,000	507,727
NXP BV / NXP Funding LLC / NXP USA, Inc., 5.00%, 1/15/33	280,000	269,969
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.25%, 5/11/41	60,000	42,954
QUALCOMM, Inc., 3.25%, 5/20/27	1,500,000	1,440,103
Texas Instruments, Inc., 3.875%, 3/15/39	77,000	68,024
		11,352,441
Software — 1.2%
Autodesk, Inc., 2.85%, 1/15/30	2,193,000	1,942,569
Oracle Corp., 3.25%, 5/15/30	392,000	349,236
Oracle Corp., 2.875%, 3/25/31	1,525,000	1,297,205
Oracle Corp., 3.80%, 11/15/37	250,000	203,314
Roper Technologies, Inc., 1.40%, 9/15/27	135,000	117,126
Salesforce, Inc., 3.70%, 4/11/28	300,000	292,614
VMware, Inc., 1.80%, 8/15/28	146,000	122,916
VMware, Inc., 4.70%, 5/15/30	752,000	715,468
		5,040,448
Specialized REITs — 1.4%
American Tower Corp., 2.75%, 1/15/27	350,000	321,991
American Tower Corp., 3.60%, 1/15/28	210,000	195,919
American Tower Corp., 2.90%, 1/15/30	1,246,000	1,084,083
American Tower Corp., 1.875%, 10/15/30	60,000	47,604
Crown Castle, Inc., 2.10%, 4/1/31	1,820,000	1,467,603
Equinix, Inc., 1.25%, 7/15/25	252,000	230,500
Equinix, Inc., 1.00%, 9/15/25	50,000	45,156
Equinix, Inc., 2.90%, 11/18/26	175,000	161,454
Equinix, Inc., 2.00%, 5/15/28	592,000	503,007
Equinix, Inc., 3.90%, 4/15/32	820,000	736,708
Public Storage, 1.85%, 5/1/28(1)	1,660,000	1,450,636
		6,244,661
Specialty Retail — 0.7%
AutoNation, Inc., 3.80%, 11/15/27	116,000	106,460
Home Depot, Inc., 2.95%, 6/15/29	2,073,000	1,907,929
Home Depot, Inc., 5.95%, 4/1/41	260,000	284,670
O'Reilly Automotive, Inc., 4.35%, 6/1/28	775,000	762,990
		3,062,049
Technology Hardware, Storage and Peripherals — 1.5%
Apple, Inc., 3.25%, 2/23/26	598,000	581,719

Apple, Inc., 3.20%, 5/11/27	614,000	593,325
Apple, Inc., 3.00%, 11/13/27	300,000	286,530
Apple, Inc., 3.25%, 8/8/29	130,000	123,561
Apple, Inc., 2.20%, 9/11/29	627,000	559,714
Dell International LLC / EMC Corp., 5.75%, 2/1/33	850,000	851,048
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	1,294,000	1,371,904
HP, Inc., 1.45%, 6/17/26	700,000	630,053
HP, Inc., 4.75%, 1/15/28	50,000	49,337
HP, Inc., 3.40%, 6/17/30	1,570,000	1,374,821
		6,422,012
Textiles, Apparel and Luxury Goods — 0.6%
NIKE, Inc., 2.85%, 3/27/30	2,827,000	2,580,469
Trading Companies and Distributors — 0.1%
Air Lease Corp., 3.625%, 12/1/27	321,000	292,777
Transportation Infrastructure — 0.2%
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.875%, 8/20/35	1,031,785	851,400
Wireless Telecommunication Services — 0.9%
T-Mobile USA, Inc., 2.55%, 2/15/31	1,307,000	1,093,982
T-Mobile USA, Inc., 2.25%, 11/15/31	756,000	608,335
T-Mobile USA, Inc., 3.00%, 2/15/41	120,000	86,767
Vodafone Group Plc, 6.15%, 2/27/37	1,950,000	2,033,037
		3,822,121
TOTAL CORPORATE BONDS (Cost $273,392,224)		263,604,179
U.S. TREASURY SECURITIES — 24.5%
U.S. Treasury Bonds, 4.50%, 2/15/36	3,600,000	3,936,164
U.S. Treasury Bonds, 1.125%, 8/15/40	3,286,800	2,120,050
U.S. Treasury Bonds, 1.875%, 2/15/41	3,017,600	2,201,257
U.S. Treasury Bonds, 2.25%, 5/15/41	4,625,200	3,580,465
U.S. Treasury Bonds, 2.00%, 11/15/41	8,115,200	5,969,585
U.S. Treasury Bonds, 2.75%, 8/15/42	7,250,000	6,016,367
U.S. Treasury Bonds, 2.875%, 5/15/43	7,100,000	5,980,363
U.S. Treasury Bonds, 2.50%, 2/15/45	5,347,000	4,155,622
U.S. Treasury Bonds, 2.875%, 8/15/45	2,000,000	1,658,516
U.S. Treasury Notes, 0.125%, 8/31/23	5,500,000	5,428,094
U.S. Treasury Notes, 0.25%, 9/30/23	5,000,000	4,915,900
U.S. Treasury Notes, 0.125%, 12/15/23	5,050,000	4,911,846
U.S. Treasury Notes, 0.125%, 1/15/24	4,400,000	4,260,394
U.S. Treasury Notes, 0.875%, 1/31/24	5,600,000	5,438,957
U.S. Treasury Notes, 2.50%, 1/31/24	2,950,000	2,897,201
U.S. Treasury Notes, 0.125%, 2/15/24	4,625,000	4,458,401
U.S. Treasury Notes, 2.25%, 3/31/24	5,517,000	5,382,525
U.S. Treasury Notes, 0.375%, 4/15/24	5,559,400	5,329,432
U.S. Treasury Notes, 2.50%, 5/15/24	4,850,000	4,725,369
U.S. Treasury Notes, 1.50%, 11/30/24	3,873,200	3,693,157
U.S. Treasury Notes, 2.25%, 12/31/24	3,500,000	3,370,254
U.S. Treasury Notes, 1.375%, 1/31/25(3)	3,790,200	3,594,324
U.S. Treasury Notes, 2.75%, 2/28/25	3,268,800	3,170,417
U.S. Treasury Notes, 0.375%, 4/30/25	1,767,600	1,636,549
U.S. Treasury Notes, 2.75%, 8/31/25	1,250,000	1,209,302
U.S. Treasury Notes, 1.125%, 2/29/28	2,100,000	1,856,531
U.S. Treasury Notes, 1.375%, 10/31/28	1,950,000	1,721,560
U.S. Treasury Notes, 2.625%, 2/15/29	2,000,000	1,882,148
TOTAL U.S. TREASURY SECURITIES (Cost $109,077,021)		105,500,750

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.5%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.5%
GNMA, 4.00%, TBA	8,000,000	7,603,750
GNMA, 4.00%, TBA	2,500,000	2,378,320
GNMA, 4.50%, TBA	10,750,000	10,446,607
GNMA, 5.50%, TBA	8,000,000	7,995,625
UMBS, 2.00%, TBA	3,000,000	2,692,266
UMBS, 2.00%, TBA	1,500,000	1,344,258
UMBS, 3.00%, TBA	9,000,000	7,990,137
UMBS, 3.00%, TBA	4,000,000	3,771,330
UMBS, 3.00%, TBA	3,000,000	2,831,075
UMBS, 3.00%, TBA	3,000,000	2,666,191
UMBS, 4.00%, TBA	8,250,000	7,794,961
UMBS, 4.00%, TBA	4,500,000	4,373,867
UMBS, 4.00%, TBA	3,500,000	3,309,141
UMBS, 4.50%, TBA	8,000,000	7,749,219
UMBS, 4.50%, TBA	4,000,000	3,943,281
UMBS, 4.50%, TBA	3,500,000	3,391,924
UMBS, 4.50%, TBA	1,500,000	1,479,316
UMBS, 5.50%, TBA	2,000,000	1,998,906
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $84,291,846)		83,760,174
U.S. GOVERNMENT AGENCY SECURITIES — 3.1%
Federal Farm Credit Banks Funding Corp., 3.30%, 8/15/24	512,000	502,197
Federal Farm Credit Banks Funding Corp., 1.125%, 1/6/25	100,000	94,574
Federal Farm Credit Banks Funding Corp., 4.75%, 2/21/25	800,000	801,220
FHLB, 3.375%, 12/8/23	150,000	148,607
FHLB, 3.625%, 2/28/24	950,000	937,334
FHLB, 5.42%, 3/6/24	550,000	548,354
FHLB, 2.75%, 12/13/24	15,000	14,541
FHLB, 2.375%, 3/14/25	50,000	48,027
FHLB, 3.125%, 6/13/25	50,000	48,691
FHLB, 0.375%, 9/4/25	125,000	114,383
FHLB, 1.25%, 12/21/26	200,000	182,254
FHLB, 3.00%, 3/12/27	50,000	48,124
FHLB, 3.25%, 11/16/28	1,070,000	1,039,186
FHLMC, 5.31%, 11/15/24	250,000	248,190
FHLMC, 4.00%, 11/25/24	450,000	440,935
FHLMC, 1.50%, 2/12/25	50,000	47,490
FHLMC, 0.375%, 7/21/25	251,000	230,201
FHLMC, 0.375%, 9/23/25	646,000	589,699
FNMA, 2.50%, 2/5/24	30,000	29,432
FNMA, 2.625%, 9/6/24	1,750,000	1,703,443
FNMA, 1.625%, 10/15/24	37,000	35,452
FNMA, 0.625%, 4/22/25	125,000	116,279
FNMA, 0.50%, 6/17/25	100,000	92,359
FNMA, 0.375%, 8/25/25	100,000	91,475
FNMA, 6.25%, 5/15/29	221,000	248,244
FNMA, 7.125%, 1/15/30	105,000	125,181
FNMA, 7.25%, 5/15/30	70,000	84,633
FNMA, 6.625%, 11/15/30	361,000	424,886
FNMA, 5.625%, 7/15/37	958,000	1,116,343
Tennessee Valley Authority, 0.75%, 5/15/25	105,000	97,457
Tennessee Valley Authority, Series A, 2.875%, 2/1/27	60,000	57,186
Tennessee Valley Authority, 7.125%, 5/1/30	1,106,000	1,295,075

Tennessee Valley Authority, Series B, 4.70%, 7/15/33	645,000	668,793
Tennessee Valley Authority, 5.88%, 4/1/36	90,000	103,133
Tennessee Valley Authority, 5.25%, 9/15/39	500,000	530,195
Tennessee Valley Authority, 3.50%, 12/15/42	650,000	547,456
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $13,831,341)		13,451,029
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Sweden — 0.3%
Svensk Exportkredit AB, 3.625%, 9/3/24	500,000	490,975
Svensk Exportkredit AB, 0.625%, 5/14/25	200,000	184,772
Svensk Exportkredit AB, 2.25%, 3/22/27	450,000	420,018
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,110,019)		1,095,765
SHORT-TERM INVESTMENTS — 10.6%
Money Market Funds — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,189,880	2,189,880
Treasury Bills(5) — 10.1%
U.S. Treasury Bills, 4.86%, 6/8/23	3,800,000	3,796,125
U.S. Treasury Bills, 4.94%, 6/20/23	4,000,000	3,989,204
U.S. Treasury Bills, 5.57%, 6/27/23	1,200,000	1,195,626
U.S. Treasury Bills, 4.78%, 6/29/23	5,100,000	5,079,993
U.S. Treasury Bills, 5.01%, 7/5/23	2,500,000	2,488,584
U.S. Treasury Bills, 4.83%, 7/11/23	5,075,000	5,046,918
U.S. Treasury Bills, 4.59%, 7/13/23	1,750,000	1,739,658
U.S. Treasury Bills, 5.17%, 7/20/23	7,500,000	7,448,295
U.S. Treasury Bills, 5.24%, 8/3/23	9,250,000	9,166,897
U.S. Treasury Bills, 4.93%, 8/10/23	1,600,000	1,584,038
U.S. Treasury Bills, 5.09%, 8/17/23	1,650,000	1,632,103
		43,167,441
TOTAL SHORT-TERM INVESTMENTS (Cost $45,365,169)		45,357,321
TOTAL INVESTMENT SECURITIES — 119.3% (Cost $527,067,620)		512,769,218
OTHER ASSETS AND LIABILITIES — (19.3)%		(82,947,373)
TOTAL NET ASSETS — 100.0%		$429,821,845

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	60	September 2023	$7,700,625	$90,386
U.S. Treasury Ultra Bonds	5	September 2023	684,375	1,982
			$8,385,000	$92,368
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 39	Sell	1.00%	12/20/27	$10,000,000	$75,932	$56,323	$132,255
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced obligations and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–
To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.

UMBS	–	Uniform Mortgage-Backed Securities
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,381,536. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $603,698, which represented 0.1% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,081,562.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,459,653, which includes securities collateral of $269,773.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$263,604,179	—
U.S. Treasury Securities	—	105,500,750	—
U.S. Government Agency Mortgage-Backed Securities	—	83,760,174	—
U.S. Government Agency Securities	—	13,451,029	—
Sovereign Governments and Agencies	—	1,095,765	—
Short-Term Investments	$2,189,880	43,167,441	—
	$2,189,880	$510,579,338	—
Other Financial Instruments
Futures Contracts	$92,368	—	—
Swap Agreements	—	$132,255	—
	$92,368	$132,255	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.